Stock Based Compensation Plans	12 Months Ended
Dec. 31, 2011
Stock Based Compensation Plans [Abstract]
Stock Based Compensation Plans
Note 11.	Stock Based Compensation Plans

In 1996, the stockholders of the Company ratified the 1996 Incentive Stock Option Plan (the 1996 Plan), which permitted the grant of 441,105 shares of common stock to its directors and employees.  The 1996 Plan was intended to promote stock ownership by directors and selected officers of the Company to increase their proprietary interest in the success of the Company and to encourage them to remain employed with the Company or its subsidiaries.  The 1996 Plan provided for the grant of options at an exercise price equal to the market price of the Company's stock on the date of grant.  The option awards have a 10-year contractual term.  Options granted to officers vest in five equal annual installments commencing on the first anniversary of the grant date and continuing each anniversary date thereafter. The options granted to officers expire ten years from the date of grant unless an earlier expiration date is triggered by death, disability, retirement or termination, as described in the 1996 Plan.  Options granted to directors vest immediately and expire ten years from the date of grant, unless an earlier expiration date is triggered by removal for cause.  All awards were nonqualified stock options.  Effective April 2006, upon stockholder approval of the North Central Bancshares, Inc. 2006 Stock Incentive Plan (the 2006 Plan), no further awards under the 1996 Plan may be granted.

On April 28, 2006, the stockholders of the Company approved the Company's adoption of the 2006 Plan, which permits the grant of 125,000 shares of common stock to its directors and officers.  The 2006 Plan is intended to promote growth and profitability, to provide certain key officers and non-employee directors of the Company with an incentive to achieve corporate objectives, to attract and retain individuals of outstanding competence, and to provide such individuals with an equity interest in the Company.  Awards granted under the 2006 Plan may include stock options, restricted stock grants and stock appreciation rights.  The 2006 Plan provides for the grant of options at an exercise price no less than the market price of the Company's stock on the date of grant.  The option awards may have a contractual term up to 10 years. The 2006 Plan is administered by the Compensation Committee of the Company's Board of Directors, including determining the type of awards made and establishing other terms and conditions applicable to the award.  As of December 31, 2011, a total of 21,020 shares have been awarded under the 2006 Plan in the form of stock options and restricted stock grants.  Shares available for grant under the 2006 Plan totaled 103,980 shares as of December 31, 2011.

Compensation expense for stock-based awards is recorded over the vesting period at the fair value of the award at the time of grant.  The exercise price of options granted under the Company's incentive plans is equal to the fair market value of the underlying stock at the grant date.  The Company assumes no projected forfeitures on its stock-based compensation, since actual historical pre-vesting forfeiture rates on its stock-based incentive awards have been negligible.

Total employee stock-based compensation was as follows as of December 31:

	2011	2010	2009

Total employee stock-based compensation
expense recognized in income, net of tax effect
of $22,504 in 2011, $21,261 in 2010, and $22,810 in 2009	$37,829	$35,739	$38,344

As of December 31, 2011, stock-based compensation expense not yet recognized in income totaled $23,804, which is expected to be recognized over a weighted average remaining period of 0.5 years.

At the grant date, the fair value of options awarded to recipients is estimated using a Black-Scholes valuation model.  The exercise price of stock options equals the fair market value of the underlying stock at the date of grant.  There were no options granted in 2011, 2010, or 2009.  The intrinsic value of options exercised during the years ended December 31, 2011 and 2009 was none and $740, respectively.  No options were exercised during the year ended December 31, 2010.

The table below reflects option activity for the period indicated:

		Weighted-	Weighted-
		Average	Average
		Exercise	Remaining	Aggregate
	Number	Price per	Contractual	Intrinsic
	of Shares	Share	Term Years	Value (1)

Outstanding, December 31, 2010	65,200	$31.52
Forfeited	(19,700)	18.99
Exercised	(2,000)	20.59
Outstanding, December 31, 2011	43,500	$37.70	3.3	$0

Exercisable at December 31, 2011	43,500	$37.70	3.3

(1) Exercise price of all remaining options exceed December 31, 2011 trading price.

A summary of the status of the Company's nonvested restricted shares as of December 31, 2011, and changes during the year ended December 31, 2011, is presented below:

		Weighted-
		Average
		Grant-Date
	Shares	Fair Value

Nonvested at January 1, 2011	3,500	$19.01
Granted	3,625	16.50
Vested (2)	3,000	17.88
Forfeited	-	-
Nonvested at December 31, 2011	4,125	$17.62

(2) Average fair value per share at vesting date equaled $16.50.